Parent Entity Information - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Parent Entity Information [line Items]
Capital commitments for property, plant and equipment	$ 0	$ 0
Guarantees entered into by parent entity	0	0	$ 0
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Capital commitments for property, plant and equipment	$ 0	$ 0	$ 0